Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 13.4%
Entertainment 1.1%
Electronic Arts, Inc.	209,110	26,454,506
Interactive Media & Services 12.3%
Alphabet, Inc., Class A(a)	28,727	79,899,841
Alphabet, Inc., Class C(a)	39,711	110,912,426
Match Group, Inc.(a)	266,532	28,982,690
Meta Platforms, Inc., Class A(a)	365,425	81,255,903
Total		301,050,860
Total Communication Services		327,505,366
Consumer Discretionary 19.3%
Automobiles 3.5%
Tesla Motors, Inc.(a)	80,042	86,253,259
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	54,939	179,098,393
Multiline Retail 1.3%
Target Corp.	143,812	30,519,783
Specialty Retail 3.9%
Home Depot, Inc. (The)	202,425	60,591,875
TJX Companies, Inc. (The)	572,447	34,678,840
Total		95,270,715
Textiles, Apparel & Luxury Goods 3.3%
lululemon athletica, Inc.(a)	94,773	34,613,943
NIKE, Inc., Class B	337,467	45,409,559
Total		80,023,502
Total Consumer Discretionary		471,165,652
Consumer Staples 1.5%
Household Products 1.5%
Procter & Gamble Co. (The)	241,825	36,950,860
Total Consumer Staples		36,950,860
Financials 1.5%
Capital Markets 1.5%
S&P Global, Inc.	91,664	37,598,739
Total Financials		37,598,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.5%
Biotechnology 2.0%
BioMarin Pharmaceutical, Inc.(a)	174,192	13,430,203
Horizon Therapeutics PLC(a)	126,409	13,299,491
Vertex Pharmaceuticals, Inc.(a)	84,150	21,960,626
Total		48,690,320
Health Care Equipment & Supplies 1.5%
Stryker Corp.	135,230	36,153,740
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	216,215	28,611,731
Danaher Corp.	104,096	30,534,480
IQVIA Holdings, Inc.(a)	129,817	30,014,988
Total		89,161,199
Pharmaceuticals 3.4%
Eli Lilly & Co.	182,988	52,402,273
Johnson & Johnson	178,646	31,661,431
Total		84,063,704
Total Health Care		258,068,963
Industrials 6.9%
Building Products 1.2%
Trane Technologies PLC	199,791	30,508,086
Commercial Services & Supplies 1.5%
Cintas Corp.	85,949	36,561,845
Construction & Engineering 1.1%
MasTec, Inc.(a)	310,116	27,011,104
Electrical Equipment 1.2%
AMETEK, Inc.	215,414	28,688,836
Road & Rail 1.9%
Union Pacific Corp.	166,932	45,607,492
Total Industrials		168,377,363
Information Technology 45.4%
Electronic Equipment, Instruments & Components 2.0%
TE Connectivity Ltd.	177,315	23,224,719
Zebra Technologies Corp., Class A(a)	63,611	26,315,870
Total		49,540,589
Columbia Variable Portfolio – Large Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.4%
Block, Inc., Class A(a)	253,835	34,420,026
Visa, Inc., Class A	330,033	73,191,419
Total		107,611,445
Semiconductors & Semiconductor Equipment 11.3%
Applied Materials, Inc.	309,764	40,826,895
Broadcom, Inc.	91,714	57,750,472
Micron Technology, Inc.	355,344	27,677,744
NVIDIA Corp.	383,045	104,517,659
QUALCOMM, Inc.	297,321	45,436,595
Total		276,209,365
Software 18.2%
Adobe, Inc.(a)	111,361	50,738,299
Bill.com Holdings, Inc.(a)	106,982	24,262,448
Crowdstrike Holdings, Inc., Class A(a)	160,115	36,358,914
Intuit, Inc.	86,262	41,478,220
Microsoft Corp.	696,484	214,732,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	63,527	39,546,193
ServiceNow, Inc.(a)	72,094	40,148,427
Total		447,265,483
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.	1,328,838	232,028,403
Total Information Technology		1,112,655,285
Total Common Stocks (Cost $1,469,472,757)		2,412,322,228

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	37,228,352	37,213,461
Total Money Market Funds (Cost $37,213,461)		37,213,461
Total Investments in Securities (Cost: $1,506,686,218)		2,449,535,689
Other Assets & Liabilities, Net		(495,199)
Net Assets		2,449,040,490

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	11,791,414	81,256,485	(55,834,438)	—	37,213,461	(4,114)	11,129	37,228,352
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Large Cap Growth Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_12_A01_(05/22)